                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 31 MARCH 2011


Check here if Amendment [ ]; Amendment Number:
                                              -----------
This Amendment (Check only one.):        [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MONDRIAN INVESTMENT PARTNERS LIMITED
Address:   FIFTH FLOOR, 10 GRESHAM STREET
           LONDON, EC2V 7JD
           UNITED KINGDOM

Form 13F File Number: 28-11450

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:      JOHN L. BARRETT
Title:     CHIEF COMPLIANCE OFFICER
Phone:     +44 207 477 7000


Signature, Place, and Date of Signing:

/s/ John L. Barrett                         LONDON, UK      18 APRIL 2011
--------------------------------------     ------------     -------------
             [Signature                    [City, State]    [Date]

Report Type (Check only one.):

[ ] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


Form 13F File Number       Name
28-01190                   RUSSELL TRUST COMPANY
--------------------       ---------------------
[Repeat as necessary.]


                                        9


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                           ---------
Form 13F Information Table Entry Total:           70
                                           ---------
Form 13F Information Table Value Total:)   3,985,445
                                           ---------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number         Name
          28-
-----     --------------------         ----------------------
[Repeat as necessary.]


                                       10

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
Column 1         Column 2   Column 3    Column 4            Column 5             Column 6  Column 7       Column 8
                                                   Q1 2011                                            VOTING AUTHORITY
                 TITLE OF                  VALUE     SHRS OR            PUT /  INVESTMENT     OTHER
NAME OF ISSUER      CLASS      CUSIP     (X$1000)    PRN AMT  SH / PRN   CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
Allstate Corp         COM  020002101       19.07         600                         SOLE      NONE        SHARED
BP Plc ADR            ADR  055622104   18,075.33     409,500                         SOLE      NONE        SHARED
BankAmerUSD0.01       COM  060505104   41,182.84   3,089,485                         SOLE      NONE        SHARED
Baxter Intl           COM  071813109   76,568.48   1,424,000                         SOLE      NONE        SHARED
CBS Corp B Shs        COM  124857202   57,938.80   2,313,850                         SOLE      NONE        SHARED
CPFL EnergiaADR       ADR  126153105   77,799.53     890,053                         SOLE      NONE        SHARED
Canon ADR             ADR  138006309   16,658.20     387,400                         SOLE      NONE        SHARED
Chevron Corp          COM  166764100   90,442.09     841,400                         SOLE      NONE        SHARED
Conagra Foods         COM  205887102   77,962.32   3,282,624                         SOLE      NONE        SHARED
Edison Intl           COM  281020107   57,219.44   1,563,800                         SOLE      NONE        SHARED
Firstenergy Co        COM  337932107       11.13         300                         SOLE      NONE        SHARED
Gen Electric          COM  369604103   40,321.07   2,011,026                         SOLE      NONE        SHARED
Genuine Parts         COM  372460105   60,007.07   1,118,700                         SOLE      NONE        SHARED
GpoAero Pac ADS       ADR  400506101   84,972.78   1,999,830                         SOLE      NONE        SHARED
Heinz H.J             COM  423074103   68,372.07   1,400,493                         SOLE      NONE        SHARED
ING Groep ADR         ADR  456837103   10,305.93     810,852                         SOLE      NONE        SHARED
IShs MSCI Taiwn       ADR  464286731       87.69       5,900                         SOLE      NONE        SHARED
IShs MSCI SthK        ADR  464286772       56.19         900                         SOLE      NONE        SHARED
IShs MSCI EMF         ADR  464287234    1,391.96      28,600                         SOLE      NONE        SHARED
Itau Unib P ADR       ADR  465562106   86,974.42   3,616,400                         SOLE      NONE        SHARED
Johnson&Johnson       COM  478160104   79,976.84   1,349,820                         SOLE      NONE        SHARED
Marathon Oil          COM  565849106       27.99         525                         SOLE      NONE        SHARED
Microsoft Corp        COM  594918104   49,345.64   1,943,507                         SOLE      NONE        SHARED
Nat Grid ADR          ADR  636274300    7,648.40     159,209                         SOLE      NONE        SHARED
Northern Trust        COM  665859104   70,298.90   1,385,200                         SOLE      NONE        SHARED
Pfizer Inc            COM  717081103  109,436.74   5,388,318                         SOLE      NONE        SHARED
PLDT ADR              ADR  718252604  192,339.19   3,595,125                         SOLE      NONE        SHARED
Procter&Gamble        COM  742718109   68,881.12   1,118,200                         SOLE      NONE        SHARED
Reed Elsev ADR        ADR  758204200   10,976.82     424,964                         SOLE      NONE        SHARED
Royal Dutch ADR       ADR  780259206    3,633.60      49,871                         SOLE      NONE        SHARED
Southwestern          COM  845467109  114,618.18   2,667,400                         SOLE      NONE        SHARED
TaiwanSMC ADR         ADR  874039100  172,195.07  14,137,526                         SOLE      NONE        SHARED
Tata Motors ADR       ADR  876568502   36,096.43   1,298,900                         SOLE      NONE        SHARED
Telecom NZ ADR        ADR  879278208    3,831.41     496,940                         SOLE      NONE        SHARED
Telefonica ADR        ADR  879382208   17,975.48     712,747                         SOLE      NONE        SHARED
ToyotaMotor ADR       ADR  892331307   16,600.00     207,500                         SOLE      NONE        SHARED
Turkcell IM ADR       ADR  900111204    1,029.72      68,511                         SOLE      NONE        SHARED
US Bancorp            COM  902973304   54,353.30   2,056,500                         SOLE      NONE        SHARED
Unilever PlcADR       ADR  904767704   22,175.62     724,220                         SOLE      NONE        SHARED
UPS                   COM  911312106   59,188.45     796,400                         SOLE      NONE        SHARED
Wal-Mart St           COM  931142103   92,446.01   1,776,100                         SOLE      NONE        SHARED
Wells Fargo           COM  949746101   47,075.24   1,484,555                         SOLE      NONE        SHARED
Total ADR             ADR  89151E109    3,767.95      61,800                         SOLE      NONE        SHARED
Vale Prf ADR          ADR  91912E204  348,250.81  11,797,114                         SOLE      NONE        SHARED
AT & T Inc            COM  00206R102   68,544.61   2,239,288                         SOLE      NONE        SHARED
BCE Inc               COM  05534B760   91,188.10   2,589,100                         SOLE      NONE        SHARED
BSCH ADR              ADR  05964H105    7,449.90     636,200                         SOLE      NONE        SHARED
BanColombia ADR       ADR  05968L102   55,127.89     879,794                         SOLE      NONE        SHARED
Chunghwa N ADR        ADR  17133Q502  152,546.18   4,895,577                         SOLE      NONE        SHARED
Siderurgica ADR       ADR  20440W105  158,333.31   9,503,800                         SOLE      NONE        SHARED
Ambev Prf ADR         ADR  20441W203  171,657.69   6,063,500                         SOLE      NONE        SHARED
Duke Energy           COM  26441C105       27.23       1,500                         SOLE      NONE        SHARED
ENI SpA ADR           ADR  26874R108    2,068.37      42,100                         SOLE      NONE        SHARED
Enersis SA ADR        ADR  29274F104  245,003.39  11,767,694                         SOLE      NONE        SHARED
Entergy Corp          COM  29364G103       13.44         200                         SOLE      NONE        SHARED
Exxon Mobil           COM  30231G102       42.07         500                         SOLE      NONE        SHARED
France Tel ADR        ADR  35177Q105   16,988.30     754,700                         SOLE      NONE        SHARED
Glaxo ADR             ADR  37733W105   20,733.72     539,800                         SOLE      NONE        SHARED
Grupo Tel ADR         ADR  40049J206   39,914.65   1,627,177                         SOLE      NONE        SHARED
KB Fin ADR            ADR  48241A105    6,005.29     115,110                         SOLE      NONE        SHARED
KT Corp ADR           ADR  48268K101       37.11       1,900                         SOLE      NONE        SHARED
Merck & Co            COM  58933Y105  101,629.87   3,078,760                         SOLE      NONE        SHARED
Novartis ADR          ADR  66987V109   20,441.04     376,100                         SOLE      NONE        SHARED
SK Telecom ADR        ADR  78440P108   24,337.22   1,293,845                         SOLE      NONE        SHARED
Sanofi Aven ADR       ADR  80105N105   16,806.98     477,200                         SOLE      NONE        SHARED
3M Co                 COM  88579Y101   35,520.65     379,900                         SOLE      NONE        SHARED
Verizon Com           COM  92343V104   30,824.52     799,806                         SOLE      NONE        SHARED
Vodafone ADR          ADR  92857W209   16,542.75     575,400                         SOLE      NONE        SHARED
Wellpoint             COM  94973V107   63,697.33     912,700                         SOLE      NONE        SHARED
Credicorp ADR         ADR  G2519Y108  191,428.52   1,824,345                         SOLE      NONE        SHARED
                                    ------------
                                    3,985,445.39
                                    ============

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